Impairment charges net of reversals - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 18, 2025	Mar. 06, 2025
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment (reversal) charge	$ 341	$ 561	$ 936
Impairment charges, net	241	534	652
Amount by which unit's recoverable amount exceeds its carrying amount					$ 1,300
Impairment loss (reversal) excluded from underlying earnings	341	538	936
Deferred tax assets	4,288	4,016
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment (reversal) charge	341	538	1,167
Other operations - RTITQO
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Post-tax net present value of cash-generating unit decrease due to carbon tax per tonne after sensitivity analysis	$ 250
Carbon tax per tonne increase sensitivity analysis	25.00%
Other operations - RTITQO | Other operations
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Expected term of business transformation (in months)	24 months
Effective rate	7.60%
Recoverable amount of asset or cash-generating unit	$ 1,780
Impairment (reversal) charge	122	0	0
Impairment charges, net	86
Post-tax net present value of cash-generating unit decrease due to carbon tax per tonne after sensitivity analysis	$ 250
Carbon tax per tonne increase sensitivity analysis	25.00%
Yarwun Alumina Refinery
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Curtailment of production				40.00%
Yarwun Alumina Refinery | Aluminium | Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss (reversal) excluded from underlying earnings			948
Aluminium & Lithium - Alumina refineries | Aluminium & Lithium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Effective rate	6.60%
Impairment (reversal) charge	$ 219	461	1,175
Impairment charges, net	$ 155
Aluminium & Lithium - Alumina refineries | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment (reversal) charge		461
Impairment charges, net		503	828
Carrying amount of asset or cash-generating unit		$ 151
Impairment loss (reversal) excluded from underlying earnings			1,175
Copper
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Expected life of mine percent		6.30%
Carrying amount of asset or cash-generating unit		$ 2,200
Amount by which unit's recoverable amount exceeds its carrying amount		500
Impairment loss (reversal) excluded from underlying earnings		$ 0
QAL Operations | Aluminium | Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss (reversal) excluded from underlying earnings			227
Simandou Project | Guinea
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss (reversal) excluded from underlying earnings			(239)
Deferred tax assets			152
Simandou Project | Property, plant and equipment | Guinea
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss (reversal) excluded from underlying earnings			(8)
Simandou Project | Exploration and evaluation | Guinea
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss (reversal) excluded from underlying earnings			$ (231)